Performance Management	Jun. 24, 2025
Aptus International Enhanced Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.aptusetfs.com/idub/.
Prior to May 1, 2023, the Fund pursued a strategy by which the Fund purchased and/or wrote call or put options on broad-based, non-US equity indexes or ETFs to limit downside risk, create equity exposure, and/or generate premiums from writing call options. From May 1, 2023, through June 24, 2025, the Fund invested in a combination of equities and equity-linked notes. Consequently, performance for periods prior to June 24, 2025, does not reflect the Fund’s current investment objective and principal investment strategies. The Fund’s performance may have differed if the Fund’s current strategy had been in place.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	For the year-to-date period ended March 31, 2025, the Fund’s total return was 10.39%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 8.34% for the quarter ended December 31, 2022, and the lowest quarterly return was -12.48% for the quarter ended June 30, 2022.
Year to Date Return, Label [Optional Text]	year-to-date period ended
Bar Chart, Year to Date Return	10.39%
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.34%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(12.48%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.aptusetfs.com/idub
Aptus Enhanced Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of Bloomberg US Aggregate Bond Index, an index that reflects a broad measure of the U.S. bond market’s performance. In addition, performance is shown for the ICE U.S. Treasury 1-3 Year Bond Total Return Index, the Fund’s former broad-based securities market index, which the Adviser believes provides a more applicable comparison to the Fund’s investments. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.aptusetfs.com/jucy/.
Prior to June 24, 2025, the Fund pursued a strategy by which the Fund invested in a combination of fixed income securities and equity-linked notes. Consequently, performance for periods prior to June 24, 2025, does not reflect the Fund’s current investment objective and principal investment strategies. The Fund’s performance may have differed if the Fund’s current strategy had been in place.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	In addition, performance is shown for the ICE U.S. Treasury 1-3 Year Bond Total Return Index, the Fund’s former broad-based securities market index, which the Adviser believes provides a more applicable comparison to the Fund’s investments.
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart Closing [Text Block]
For the year-to-date period ended March 31, 2025, the Fund’s total return was 0.80%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 2.20% for the quarter ended September 30, 2024, and the lowest quarterly return was 0.14% for the quarter ended December 31, 2023.

Year to Date Return, Label [Optional Text]	year-to-date period
Bar Chart, Year to Date Return	0.80%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	2.20%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	0.14%
Lowest Quarterly Return, Date	Dec. 31, 2023
Performance Table Heading	Average Annual Total Returns for the Period Ended December 31, 2024
Performance Table Market Index Changed	In connection with newly adopted SEC regulations applicable to the Fund the Bloomberg US Aggregate Bond Index is the Fund’s new broad-based securities market index. The Fund will continue to show index performance for the ICE U.S. Treasury 1-3 Year Bond Total Return Index, an additional benchmark index that the Adviser believes provides a more applicable comparison to the Fund’s investments.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.aptusetfs.com/jucy/
Aptus Large Cap Enhanced Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.aptusetfs.com/dubs/.
Prior to June 24, 2025, the Fund pursued a strategy by which the Fund invested in a combination of fixed income securities and equity-linked notes. Consequently, performance for periods prior to June 24, 2025, does not reflect the Fund’s current investment objective and principal investment strategies. The Fund’s performance may have differed if the Fund’s current strategy had been in place.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31.
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart Closing [Text Block]
For the year-to-date period ended March 31, 2025, the Fund’s total return was 0.55%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 10.11% for the quarter ended March 31, 2024, and the lowest quarterly return was 2.81% for the quarter ended December 31, 2024.

Year to Date Return, Label [Optional Text]	ear-to-date period
Bar Chart, Year to Date Return	55.00%
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	1011.00%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	281.00%
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns for the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.aptusetfs.com/dubs/